Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss) for the year	$ (101,112)	$ 328,179
Adjustments for:
Fair value change of other liabilities	(445,216)	(2,200,312)
Deferred tax expense	1,887,558	1,248,495
Foreign exchange gain (loss) on cash and cash equivalents	21,069	(98,185)
Write-off of deferred royalty acquisitions	114,162	0
Share-based compensation	1,662,741	1,054,336
Impairment charges	1,587,206	0
Impairment recovery	(250,000)	0
Amortization	183,539	183,539
Depletion	2,331,934	1,844,018
Realized loss on investments	0	604,574
Cash Flows From Used In Operating Activities Gross	6,991,881	2,964,644
Changes in non-cash working capital:
Accounts receivable	(1,507,509)	(1,454,568)
Prepaid expenses	(15,763)	(218,371)
Accounts payable and accrued liabilities	(127,393)	566,647
Income taxes payable	(70,126)	188,817
Net cash flows from operating activities	5,271,090	2,047,169
Cash flows used in investing activities
Acquisition of royalties	(5,430,316)	(4,648,336)
Pre-acquisition royalty revenues	0	1,208,917
Restricted cash	162,490	(700,000)
Deferred royalty acquisitions	(64,905)	(46,728)
Proceeds from sale of investments	0	1,545,925
Net cash flows used in investing activities	(5,332,731)	(2,640,222)
Cash flows from (used in) from financing activities
Proceeds from issuance of common shares	8,349,000	0
Share issue costs	(1,087,652)	(27,548)
Dividends paid	(2,010,412)	(445,940)
Share redemption (normal course issuer bid)	0	454,214
Exercise of warrants	0	532,422
Net cash flows from (used in) from financing activities	5,250,936	(395,280)
Increase (decrease) in cash and cash equivalents	5,189,295	(988,333)
Impact of foreign exchange on cash and cash equivalents	(21,069)	98,185
Cash and cash equivalents, beginning of the year	4,174,654	5,064,802
Cash and cash equivalents, end of the year	$ 9,342,880	$ 4,174,654